Notes and Capital Lease Payable (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
2014	$ 14,000	$ 13,000
2015	25,000	13,000
2016	24,000	12,000
2017	6,000	5,000
2018	5,000	4,000
Net minimum lease payments	74,000	47,000
Less: Amount representing interest	(13,000)	(10,000)
Less: Taxes	(1,000)
Present value of net minimum lease payments	60,000	37,000
Less: current portion	(18,000)	(8,000)
Long-term capital lease obligations	$ 42,000	$ 29,000